Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2019 and 2020. For further information about sales of goods, real estate sales and services income in fiscal 2018, see Note 5 “Sales of Goods and Real Estate Sales and Services Income.”

	Millions of yen
	2019	2020
Goods or services category
Sales of goods	¥462,029	¥287,558
Real estate sales	134,136	118,953
Asset management and servicing	191,820	181,851
Automobile related services	78,723	77,987
Facilities operation	104,005	69,297
Environment and energy services	132,243	141,532
Real estate management and brokerage	103,062	104,110
Real estate contract work	82,217	88,966
Other	107,341	104,059

Total revenues from contracts with customers	¥1,395,576	¥1,174,313
Other revenues*	19,383	8,210

Total sales of goods and real estate and services income	¥1,414,959	¥1,182,523

*	Other revenues are not in the scope of revenue from contracts with customers.

Summary of Costs of Goods and Real Estate Sold and Service Expense
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2019 and 2020. For further information about costs of goods sold, costs of real estate sold and services expenses in fiscal 2018, see Note 5 “Sales of Goods and Real Estate Sales and Services Income.”

	Millions of yen
	2019	2020
Goods or services category
Costs of goods sold	¥419,001	¥247,036
Costs of real estate sold	116,260	106,970
Asset management and servicing	44,107	37,808
Automobile related services	47,859	48,579
Facilities operation	95,207	66,163
Environment and energy services	105,414	110,899
Real estate management and brokerage	94,869	94,119
Real estate contract work	71,958	76,983
Other	48,906	49,363

Total expenses of costs of goods and real estate sold and services expenses	¥1,043,581	¥837,920

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2019 and 2020.

	Millions of yen
	March 31, 2019	March 31, 2020
Trade Notes, Accounts and Other Receivable	¥161,884	¥165,676
Contract assets (Included in Other Assets)	2,277	3,811
Contract liabilities (Included in Other Liabilities)	45,371	32,805